CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Filing and regulatory fees	$ 206,506	$ 185,345
Office and administration	262,325	230,451
Professional fees	90,921	103,801
Rent and utilities	112,626	112,259
Share-based payments	574,974	319,103
Shareholder communication and travel	561,067	514,565
Wages and benefits	1,093,404	1,067,084
CORPORATE EXPENSES	2,901,823	2,532,608
Foreign exchange loss	4,421	6,909
Interest income	(83,584)	(46,728)
Unrealized loss on marketable securities	33,500	168,800
LOSS AND COMPREHENSIVE LOSS	$ 2,856,160	$ 2,661,589
Basic and diluted loss per share	$ 0.03	$ 0.03
Weighted average number of common shares outstanding	99,886,747	95,856,191